Restructuring Expenses - Schedule of Restructuring and Related Costs (Detail) - Lease Liability [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Restructuring Cost And Reserve [Line Items]
Restructuring reserve balance	$ 820	$ 1,039
Charges	0	0
Payments/Utilizations	(155)	(219)
Restructuring reserve balance	$ 665	$ 820